INCOME TAX (Tables)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Schedule of Company's net deferred tax asset	Significant components of the Company’s deferred taxes as of December 31, 2020 and 2019, are as follows (in thousands):

	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$265,799	$139,899
Tax credit carryforwards	40,454	18,076
Share-based compensation expense	2,554	4,191

Depreciation	499	210
Accrued compensation and vacation	2,498	699
Interest	489	409
Tenant improvement allowance	8,777	7,757
Accruals and reserves	39,502	3,577
Other	1	—
Total deferred tax assets	360,573	174,818
Valuation allowance	(360,573)	(174,818)
Net deferred tax assets	—	—
Net deferred tax assets (liabilities)	$—	$—

Schedule of components of Company's income tax provision

The Company recorded an income tax provision/(benefit) of $(0.19) million and $0.03 million in connection with its domestic state and foreign subsidiaries for the years ended December 31, 2020 and 2019, respectively, as follows (in thousands):

	2020	2019
Current
Federal	$—	$—
State	5	2
Foreign	(193)	23
Total current tax expense (benefit)	$(188)	$25
Deferred
Federal	$—	$—
State	—	—
Foreign	—	—
Total deferred tax expense (benefit)	$—	$—
Total income tax expense (benefit)	$(188)	$25

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

	Year Ended December 31,
	2020	2019
Statutory federal income tax rate	21.0%	21.0%
Share-based compensation	(0.2)	(0.2)
Mark-to-market adjustment	(3.4)	(1.1)
Nondeductible expenses	(0.1)	(0.8)
Tax credits	2.8	1.9
Change in valuation allowance	(20.1)	(20.8)
Provision for income taxes	—%	—%

Churchill Capital Corp IV
Schedule of Company's net deferred tax asset

The Company’s net deferred tax asset is as follows:

December 31,
2020
Deferred tax asset
Startup/organizational expenses	$596,809
Unrealized gain on marketable securities	(2,900)
Total deferred tax asset	593,909
Valuation Allowance	(593,909)
Deferred tax asset, net of allowance	$—

Schedule of components of Company's income tax provision

The income tax provision consists of the following:

As of December 31,
2020
Federal
Current	$81,422
Deferred	(593,909)

State and Local
Current	—
Deferred	—

Change in valuation allowance	593,909

Income tax provision	$81,422

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

December 31, 2020

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Loss on warrant liability	(19.5)%
Transaction costs incurred in connection with IPO	(0.7)%
Valuation allowance	(0.9)%
Income tax provision	(0.1)%